Other Non-Current Assets - Maturity date of the investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-current Assets
Due in 1 year through 5 years, Amortized Cost	¥ 29,229,334		¥ 20,635,590
Due in 1 year through 5 years, Gross Unrealized Gains	137,680		396,362
Due in 1 year through 5 years, Gross Unrealized Losses	(1,810)
Due in 1 year through 5 years, Fair Value (Net Carrying Amount)	29,365,204	$ 4,199,168	21,031,952
Due in 5 years through 10 years, Amortized Cost	2,607,255		2,607,675
Due in 5 years through 10 years, Gross Unrealized Gains	177,666		215,569
Due in 5 years through 10 years, Fair Value (Net Carrying Amount)	2,784,921	398,239	2,823,244
Amortized Cost, Total	31,836,589		23,243,265
Gross Unrealized Gains, Total	315,346		611,931
Gross Unrealized Losses, Total	(1,810)
Fair Value (Net Carrying Amount), Total	¥ 32,150,125	$ 4,597,407	¥ 23,855,196